Note 31 - Commitments and Guarantees	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
31.	COMMITMENTS AND GUARANTEES

Commitments for each of the next
five
years and thereafter are as follows:

As at
March 31, 2019

	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Premises and equipment leasing	$5,035	$9,902	$6,306	$-	$21,243
Gas, electricity and non-commodity contracts	1,899,713	1,439,479	119,212	42,089	3,500,493
	$1,904,748	$1,449,381	$125,518	$42,089	$3,521,736

Just Energy has entered into leasing contracts for office buildings and administrative equipment. These leases have a leasing period of between one
and
eight
years.
No
purchase options are included in any major leasing contracts. Just Energy is also committed under long-term contracts with customers to supply gas and electricity. These contracts have various expiry dates and renewal options.

(a)	Surety bonds and letters of credit

Pursuant to separate arrangements with Westchester Fire Insurance Company, Travelers Casualty and Surety Company of America, Berkley Insurance Company and Charter Brokerage LLC, Just Energy has issued surety bonds to various counterparties including states, regulatory bodies, utilities and various other surety bond holders in return for a fee and/or meeting certain collateral posting requirements. Such surety bond postings are required in order to operate in certain states or markets. Total surety bonds issued as at
March 31, 2019
amounted to
$70.3
million.

As at
March 31, 2019,
Just Energy had total letters of credit outstanding in the amount of
$94.0
million (Note
20
(a)).

(b)	Officers and directors

Corporate indemnities have been provided by Just Energy to all directors and certain officers of its subsidiaries and affiliates for various items including, but not
limited to, all costs to settle suits or actions due to their association with Just Energy and its subsidiaries and/or affiliates, subject to certain restrictions. Just Energy has purchased directors’ and officers’ liability insurance to mitigate the cost of any potential future suits or actions. Each indemnity, subject to certain exceptions, applies for so long as the indemnified person is a director or officer of one
of Just Energy’s subsidiaries and/or affiliates. The maximum amount of any potential future payment cannot be reasonably estimated.

(c)	Operations

In the normal course of business, Just Energy and/or Just Energy’s subsidiaries and affiliates have entered into agreements that include guarantees in favour of third
parties, such as purchase and sale agreements, leasing agreements and transportation agreements. These guarantees may
require Just Energy and/or its subsidiaries to compensate counterparties for losses incurred by the counterparties as a result of breaches in representation and regulation or as a result of litigation claims or statutory sanctions that may
be suffered by the counterparty as a consequence of the transaction. The maximum payable under these guarantees is estimated to be
$104.9
million.